Note 2 - Significant Accounting Policies and Methods of Application (Details) - Potentially Dilutive Common Share Calculation (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Potentially Dilutive Common Share Calculation [Abstract]
Income from continuing operations (in Dollars)																	$ 308		$ 270		$ 172
Income from discontinued operations, net of tax (in Dollars)	4	1	(1)	1	4		(2)	(1)		[1]		[1]		[1]		[1]	5		1
Net income attributable to AGL Resources Inc. (in Dollars)	$ 78	$ 27	$ 50	$ 153	$ 95	$ 9	$ 36	$ 131	$ 33		$ (3)		$ 18		$ 124		$ 313		$ 271		$ 172
Basic weighted average number of shares outstanding (1) (in Shares)																	117.9	[2]	117.0	[2]	80.4	[2]
Effect of dilutive securities (in Shares)																	0.4		0.5		0.5
Diluted weighted average number of shares outstanding (2) (in Shares)																	118.3	[3]	117.5	[3]	80.9	[3]
Basic earnings per share
Continuing operations																	$ 2.61		$ 2.31		$ 2.14
Discontinued operations																	$ 0.04		$ 0.01
Basic earnings per common share attributable to AGL Resources Inc. common shareholders	$ 0.65	$ 0.23	$ 0.42	$ 1.31	$ 0.80	$ 0.08	$ 0.30	$ 1.12	$ 0.37		$ (0.04)		$ 0.23		$ 1.60		$ 2.65		$ 2.32		$ 2.14
Diluted earnings per share (2)
Continuing operations																	$ 2.60		$ 2.30		$ 2.12
Discontinued operations																	$ 0.04		$ 0.01
Diluted earnings per common share attributable to AGL Resources Inc. common shareholders	$ 0.65	$ 0.23	$ 0.42	$ 1.30	$ 0.80	$ 0.08	$ 0.30	$ 1.12	$ 0.37		$ (0.04)		$ 0.23		$ 1.59		$ 2.64		$ 2.31		$ 2.12

[1]	The discontinued operations were acquired on December 9, 2011 as part of the Nicor merger.
[2]	Daily weighted average shares outstanding.
[3]	There were no outstanding stock options excluded from the computation of diluted earnings per common share attributable to AGL Resources Inc. for any of the periods presented because their effect would have been anti-dilutive, as the exercise prices were greater than the average market price.